Fair Value Measurements - Gains or losses recorded related to fair value option (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	$ 115	$ 137	$ (197)	$ 937	$ 251
Total liabilities
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	(1)	6	20	(172)	(111)
Policyholder contract deposits
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	(1)	7	20	7	(9)
Debt of consolidated investment entities
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	0	(1)	0	(179)	(102)
Total assets
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	116	131	(217)	1,109	362
Other bond securities
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	115	(112)	(408)	26	72
Alternative investments
Fair Value, Option, Quantitative Disclosures
Total gain (loss)	1	$ 243	191	1,083	$ 290
Fair value option carrying amount	6		6	5
Fair value option, aforementioned principal amount	$ 648		$ 655	$ 779